Hatteras Alpha Hedged Strategies Fund
Hatteras Alpha Hedged Strategies Fund
Investment Objective
The Hatteras Alpha Hedged Strategies Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alpha Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on pages 30-36 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on pages 34-38 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hatteras Alpha Hedged Strategies Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%	[1]	1.00%	[2]	none
[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
[2]	Purchases of Class C shares are subject to a 1.00% contingent deferred sales charge if held less than 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hatteras Alpha Hedged Strategies Fund		Class A	Class C	Institutional Class
Management Fees		0.25%	0.25%	0.25%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.71%	0.71%	0.71%
Acquired Fund Fees and Expenses	[2]	1.57%	1.57%	1.57%
Total Annual Fund Operating Expenses		2.78%	3.53%	2.53%
Plus Recoupment of Past Fee Waivers and Expense Reimbursements	[3]	0.71%	0.71%	0.71%
Net Annual Fund Operating Expenses		3.49%	4.24%	3.24%
[1]	Other Expenses have been restated to reflect current fees as a result of the termination of the Fund's Operating Services Agreement.
[2]	Acquired Fund Fees and Expenses have been restated to reflect a change in the Fund's principal investment strategies to invest in a mix of affiliated and non-affiliated investment companies. The restated amount reflects the Fund's current allocation to and expenses of such underlying funds. Of the restated amount, 1.00% is acquired fund fees and expenses from non-affiliated investment companies and 0.57% is acquired fund fees and expenses from affiliated investment companies.
[3]	Hatteras Funds, LP (the "Advisor") has contractually agreed to limit Fund expenses (exclusive of front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, "Excluded Expenses")) to the extent necessary to insure the Fund's total annual operating expenses do not exceed 2.49%, 3.24%, and 2.24% (each, the "Annual Limit") of the average daily net assets of the Fund's Class A shares, Class C shares, and Institutional Class shares, respectively through at least April 30, 2018. Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Alpha Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Annual Limits only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hatteras Alpha Hedged Strategies Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	810	1,360	1,934	3,485
Class C	426	1,147	1,891	3,847
Institutional Class	327	855	1,409	2,918

Portfolio Turnover
The Alpha Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Alpha Hedged Strategies Fund pursues its investment objective by allocating the Fund’s assets to affiliated and non-affiliated investment companies (each an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund invests its assets with a weighting in one or more of the Underlying Funds consistent with its objective of achieving long term capital appreciation, while seeking to maintain low correlation to traditional financial market indices such as the S&P 500® Index. The Fund’s performance and ability to achieve its objective rely on the performance of the Underlying Funds in which it invests.

The Advisor seeks to utilize multiple Underlying Funds that employ various investment strategies and whose performance is not correlated with major financial market indices. By allocating its assets among a number of Underlying Funds, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single strategy approach. The Advisor believes that the use of such Underlying Funds may mitigate losses in generally declining markets because the Fund will be invested in multiple Underlying Funds utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may not function as anticipated.

The principal strategies to be employed by the Underlying Funds are as follows:

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Long/Short Equity - This strategy employs long and short trading in (i) common stock and preferred stock of U.S. and foreign issuers, (ii) shares of Exchange-Traded Funds (“ETFs”) that principally invest in such securities, or (iii) options on such securities, ETFs, or broad-based market indices to attempt to outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.

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Long/Short Debt - This strategy employs long and short trading in certain debt and fixed income securities, asset-backed and mortgage-backed securities, and derivative instruments (including swaps, futures, and options) to take advantage of perceived discrepancies in market prices and attempts to maximize long-term total return.

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Event Driven - This strategy is designed to invest in the publicly-traded common and preferred stock of companies that will be impacted by a corporate event and invest in derivative instruments to generate returns and achieve capital appreciation.

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Managed Futures – This strategy is designed to invest in derivative instruments that gain exposure to and capture trends in the U.S. and non-U.S. equity, fixed income, currency, and commodities markets.

The Adviser determines the amount of the Fund’s assets to allocate to each strategy based on market conditions and the strategies that the Adviser expects will best achieve the Fund’s investment objective. The allocation of assets may change over short or long periods of time.

The Underlying Funds may invest in securities of all market capitalizations (small, mid, and large capitalization companies). Such securities include common and preferred stock, debt instruments, including convertible debt and high yield securities (i.e., “junk bonds”), options, futures, and mortgage-backed securities. The Underlying Funds may invest in debt instruments of any maturity, duration, or credit quality.

The Underlying Funds may invest in foreign securities (including those from developing countries) and depositary receipts relating to foreign securities and may enter into equity, interest rate, index, and currency rate swap agreements. Derivative instruments in which the Underlying Funds may invest include options, futures, and swaps. The Underlying Funds may invest in these types of instruments to reduce risk through hedging or to take market risk (i.e., for speculative purposes). The Underlying Funds may also invest in ETFs. The Underlying Funds may invest a substantial portion of their assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.

The Fund and each Underlying Fund may not directly invest more than 15% of their respective net assets in illiquid securities, and the Advisor expects that the Fund will not invest, directly or indirectly, more than 15% of its net assets in illiquid securities.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Alpha Fund. Through its investments in the Underlying Funds, the Fund will be subject to the following additional risks associated with the Underlying Funds’ investments, including the possibility that the value of the securities or other assets held by an Underlying Fund could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and Underlying Funds’ asset allocation.

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Aggressive Investment Risks: The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

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Arbitrage Trading Risks: The principal risk associated with arbitrage investment strategies is that the underlying relationships between securities in which an Underlying Fund takes investment positions may change in an adverse manner, in which case the Underlying Fund, and consequently the Fund, may realize losses.

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Currency Risks: The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

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Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Underlying Funds and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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Distressed Securities Risks: Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies. Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds are primarily long. Some relative value trades are possible, selling short one class of a distressed company’s capital structure and purchasing another. Among the many risks associated with distressed investing are the time lag between when an investment is made and when the value of the investment is realized and the legal and other monitoring costs that are involved in protecting the value of the shareholder’s claims.

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Fixed Income Securities Risk s : Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. Interest rates may go up resulting in a decrease in the value of fixed income securities. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. Fixed income securities are subject to credit risk. Credit risk is the risk that an issuer will not make, or the market might expect the issuer to not be able to make, timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

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FLEX Options Risks: The Underlying Funds may utilize FLexible EXchange® Options (“FLEX Options”), which are customized option contracts available through the Chicago Board Options Exchange (“CBOE”) that are issued and guaranteed for settlement by The Options Clearing Corporation (“OCC”). An Underlying Fund and as a result, the Fund, bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, an Underlying Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by an Underlying Fund that can act as a partial hedge.

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Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets. Depositary receipts may not provide a return that corresponds precisely with that of their corresponding underlying foreign shares.

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Hedging Risks: The Underlying Funds may engage in various hedging practices, including by using short sales and put and call options, which entail substantial risks. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

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High Yield Securities Risk s : Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

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Illiquid Securities Risk s : Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Fund or the Underlying Funds. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

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Managed Futures Strategy/Commodities Risks: Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

•	Management Risks: The Fund’s success will depend on the skill and acumen of the Underlying Funds’ portfolio management personnel.

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Market Risk s : The value of equity securities and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

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Mortgage-Backed and Asset-Backed Securities Risks: Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Underlying Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Underlying Fund to lose money. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. To the extent an Underlying Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, such Underlying Fund may be more susceptible to risk factors affecting such types of securities.

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Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

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Regulatory Risk: Future regulatory developments may impact the Underlying Funds ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund or Underlying Funds are regulated. There can be no assurance that any new governmental regulation will not adversely affect the Fund or an Underlying Fund’s ability to achieve its investment objective.

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Sector Risks: An Underlying Fund’s investing approach may result in an emphasis on certain sectors of the market at any given time. To the extent an Underlying Fund invests more heavily in one sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors. In addition, the value of a fund may change at different rates compared to the value of a fund with investments in a more diversified mix of sectors and industries. An individual sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors may adversely affect performance.

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Financial Sector Risks: This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

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Shares of Other Investment Companies Risks: The Underlying Funds may invest in or sell short shares of other unaffiliated investment companies, including ETFs, as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. Additionally, trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or security-specific or market-wide “circuit breakers” (which are tied to large decreases in stock prices) are activated and halt trading in the ETF’s shares or in stocks generally. ETFs in which the Underlying Funds invest typically will not be able to replicate exactly the performance of the indices they track. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

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Short Sales Risks: The Underlying Funds may make short sales of securities, which involve selling a security the Underlying Fund does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose an Underlying Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Underlying Fund and therefore the Fund. Short sales are subject to the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss to the Underlying Fund and therefore the Fund.

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Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

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Sovereign Debt Risks: Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and an Underlying Fund may be unable to enforce its rights against the issuers.

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Special Situations Risks: The Fund may invest in Underlying Funds that use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce an indirect loss for the Fund.

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Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. The Underlying Funds bear the risk that the counter-party that entered into a swap agreement will be unable or unwilling to perform its obligations under the swap agreement.

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U.S. Government Securities Risks: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by an Underlying Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, an Underlying Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Underlying Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by an Underlying Fund.

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Valuation Risks: The sales price an Underlying Fund could receive for any particular portfolio investment may differ from its valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an Underlying Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Underlying Fund had not fair-valued the security or had used a different valuation methodology. An Underlying Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Performance
The following performance information indicates some of the risks of investing in the Alpha Fund. The bar chart shows the Fund’s Class C shares’ performance from year to year and does not reflect deduction of sales charges. If sales charges were included, the return figures would be lower. The table illustrates how the Fund’s Class C, Class A, and Institutional Class shares’ average annual returns for 1, 5, and 10 years, as applicable, and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns

During the period of time shown in the bar chart, the Alpha Fund’s Class C shares’ highest quarterly return was 9.79% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.80% for the quarter ended December 31, 2008.

Average Annual Total Returns For the Periods Ended December 31, 2016
Average Annual Returns - Hatteras Alpha Hedged Strategies Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class C	Class C Shares Return Before Taxes	(3.39%)	(0.55%)	(1.43%)	(1.14%)	Aug. 01, 2006
Class A	Class A Shares Return Before Taxes	(7.27%)	(0.78%)		(1.23%)	May 02, 2011
Institutional Class	Institutional Class Shares Return Before Taxes	(2.23%)	0.88%		1.26%	Sep. 30, 2011
After Taxes on Distributions | Class C	Class C Shares Return After Taxes on Distributions	(3.39%)	(0.56%)	(1.81%)	(1.50%)
After Taxes on Distributions and Sale of Fund Shares | Class C	Class C Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.92%)	(0.42%)	(1.11%)	(0.89%)
BofA ML 3-Month Treasury Bill (8/1/2006) (reflects no deduction for fees, expenses, or taxes)	BofA ML 3-Month Treasury Bill (reflects no deduction for fees, expenses, or taxes)	0.33%	0.12%	0.80%	0.97%	Aug. 01, 2006
BofA ML 3-Month Treasury Bill (5/2/2011) (reflects no deduction for fees, expenses, or taxes)	BofA ML 3-Month Treasury Bill (reflects no deduction for fees, expenses, or taxes)	0.33%	0.12%	0.80%	0.11%	May 02, 2011
BofA ML 3-Month Treasury Bill (9/30/2011) (reflects no deduction for fees, expenses, or taxes)	BofA ML 3-Month Treasury Bill (reflects no deduction for fees, expenses, or taxes)	0.33%	0.12%	0.80%	0.11%	Sep. 30, 2011
HFRX Global Hedge Fund Index (8/1/2006) (reflects no deduction for fees, expenses, or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)	2.50%	1.64%	(0.58%)	0.06%	Aug. 01, 2006
HFRX Global Hedge Fund Index (5/2/2011) (reflects no deduction for fees, expenses, or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)	2.50%	1.64%	(0.58%)	(0.33%)	May 02, 2011
HFRX Global Hedge Fund Index (9/30/2011) (reflects no deduction for fees, expenses, or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)	2.50%	1.64%	(0.58%)	1.47%	Sep. 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.